Note 10 - Taxes on Income - Schedule of Operating Losses (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
CANADA
Operating Loss	$ 214,927	$ 139,991	$ 220,862
GREECE
Operating Loss	$ 4,690	$ 21,494	$ 51,343